Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories	The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:
	December 31,	June 30,
	2021	2022
Lubricants	$552	$546
Bunkers	1,015	2,920
Total	$1,567	$3,466